Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 155,599,088
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$155,599,088
Number of Holdings	44
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
Universal Health Services, Inc. - Class B	4.2%
Dow, Inc.	3.7%
Baxter International, Inc.	3.7%
Lear Corp.	3.7%
CNO Financial Group, Inc.	3.1%
Charter Communications, Inc. - Class A	3.0%
Equitable Holdings, Inc.	3.0%
Humana, Inc.	2.9%
Tyson Foods, Inc. - Class A	2.9%
SS&C Technologies Holdings, Inc.	2.9%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 155,599,088
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$155,599,088
Number of Holdings	44
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
Universal Health Services, Inc. - Class B	4.2%
Dow, Inc.	3.7%
Baxter International, Inc.	3.7%
Lear Corp.	3.7%
CNO Financial Group, Inc.	3.1%
Charter Communications, Inc. - Class A	3.0%
Equitable Holdings, Inc.	3.0%
Humana, Inc.	2.9%
Tyson Foods, Inc. - Class A	2.9%
SS&C Technologies Holdings, Inc.	2.9%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Investor Class
Trading Symbol	PZVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.43%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.43%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 2,039,029,754
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,039,029,754
Number of Holdings	66
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
Fidelity Institutional Government Portfolio - Institutional Class	3.7%
Alibaba Group Holding, Ltd.	3.1%
Ambev S.A.	3.0%
Samsung Electronics Co., Ltd.	2.8%
China Overseas Land & Investment, Ltd.	2.7%
WH Group, Ltd.	2.5%
Weichai Power Co., Ltd.	2.4%
Cognizant Technology Solutions Corp. - Class A	2.3%
Bank Rakyat Indonesia Persero Tbk	2.2%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	PZIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 2,039,029,754
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,039,029,754
Number of Holdings	66
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
Fidelity Institutional Government Portfolio - Institutional Class	3.7%
Alibaba Group Holding, Ltd.	3.1%
Ambev S.A.	3.0%
Samsung Electronics Co., Ltd.	2.8%
China Overseas Land & Investment, Ltd.	2.7%
WH Group, Ltd.	2.5%
Weichai Power Co., Ltd.	2.4%
Cognizant Technology Solutions Corp. - Class A	2.3%
Bank Rakyat Indonesia Persero Tbk	2.2%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 59,487,795
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,487,795
Number of Holdings	51
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
CNO Financial Group, Inc.	4.0%
Fidelity Institutional Government Portfolio - Institutional Class	3.4%
Spectrum Brands Holdings, Inc.	3.0%
Steelcase, Inc. - Class A	3.0%
MRC Global, Inc.	3.0%
Korn Ferry	2.9%
Olin Corp.	2.9%
Adient PLC	2.7%
TriMas Corp.	2.6%
Columbia Banking System, Inc.	2.6%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 59,487,795
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$59,487,795
Number of Holdings	51
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
CNO Financial Group, Inc.	4.0%
Fidelity Institutional Government Portfolio - Institutional Class	3.4%
Spectrum Brands Holdings, Inc.	3.0%
Steelcase, Inc. - Class A	3.0%
MRC Global, Inc.	3.0%
Korn Ferry	2.9%
Olin Corp.	2.9%
Adient PLC	2.7%
TriMas Corp.	2.6%
Columbia Banking System, Inc.	2.6%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.44%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.44%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 31,009,245
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$31,009,245
Number of Holdings	46
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Institutional Government Portfolio - Institutional Class	4.4%
Ibstock PLC	4.0%
Origin Enterprises PLC	3.8%
Anima Holding S.p.A.	3.3%
Transcontinental, Inc. - Class A	3.1%
Permanent TSB Group Holdings PLC	3.0%
Signify N.V.	2.9%
Rexel S.A.	2.9%
C&C Group PLC	2.8%
KH Neochem Co., Ltd.	2.8%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 31,009,245
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$31,009,245
Number of Holdings	46
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Institutional Government Portfolio - Institutional Class	4.4%
Ibstock PLC	4.0%
Origin Enterprises PLC	3.8%
Anima Holding S.p.A.	3.3%
Transcontinental, Inc. - Class A	3.1%
Permanent TSB Group Holdings PLC	3.0%
Signify N.V.	2.9%
Rexel S.A.	2.9%
C&C Group PLC	2.8%
KH Neochem Co., Ltd.	2.8%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Investor Class
Trading Symbol	PZVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 89,244,028
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$89,244,028
Number of Holdings	73
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
Roche Holding AG	3.2%
Sanofi	2.9%
Daimler Truck Holding AG	2.7%
Teleperformance SE	2.6%
Fidelity Institutional Government Portfolio - Institutional Class	2.5%
Reckitt Benckiser Group PLC	2.4%
BASF SE	2.4%
CaixaBank S.A.	2.4%
Cie Generale des Etablissements Michelin SCA	2.4%
ING Groep N.V.	2.3%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Institutional Class
Trading Symbol	PZINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/institutional/investments/mutual-funds/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/institutional/investments/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/institutional/investments/mutual-funds/ for more recent performance information.
Net Assets	$ 89,244,028
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$89,244,028
Number of Holdings	73
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
Roche Holding AG	3.2%
Sanofi	2.9%
Daimler Truck Holding AG	2.7%
Teleperformance SE	2.6%
Fidelity Institutional Government Portfolio - Institutional Class	2.5%
Reckitt Benckiser Group PLC	2.4%
BASF SE	2.4%
CaixaBank S.A.	2.4%
Cie Generale des Etablissements Michelin SCA	2.4%
ING Groep N.V.	2.3%

Updated Prospectus Web Address	https://www.pzena.com/institutional/investments/mutual-funds/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024